Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2030 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2030 Fund - Class K
Bar Chart Table:
Annual Return 2019	22.55%
Annual Return 2020	15.34%
Annual Return 2021	11.16%
Annual Return 2022	(17.42%)
Annual Return 2023	15.42%